Segments - Schedule of Selected Financial Information for Each Reportable Segment and Reconciliation of EBITDAP to Operating Income (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended								12 Months Ended
	Sep. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Net sales to external customers		$ 693,110	$ 704,666	$ 772,110	$ 730,231	$ 869,027	$ 807,895	$ 855,108	$ 832,900	$ 2,900,117	$ 3,364,930	$ 3,198,951
Segment profit and reconciliation to consolidated income before income taxes:
Adjusted EBITDAP										305,784	215,418	229,534
Reconciliation of segment profit to income (loss) before income taxes
Depreciation and amortization										(138,168)	(149,904)	(158,368)
Interest expense and other, net										(122,129)	(114,619)	(99,442)
Corporate expenses										(53,082)	(74,706)	(88,037)
Share-based compensation expense										(11,062)	(10,259)	(7,949)
Loss on sale of assets and businesses	$ 10,000									(56,916)	(235,301)	(30,741)
Amortization of acquired contract liabilities										75,286	67,314	125,148
Non-service defined benefit income										40,587	56,726	97,079
Union represented employee incentives										(7,071)
Legal judgment gain, net										9,257
Impairment of goodwill										(66,121)		(535,227)
Income before income taxes										(23,635)	(332,572)	(468,003)
Total capital expenditures										39,834	47,099	42,050
Total assets		2,980,333				2,854,574				2,980,333	2,854,574
Systems & Support [Member]
Segment Reporting Information [Line Items]
Net sales to external customers		352,066	338,924	352,969	313,605	362,198	323,619	332,562	306,632
Intersegment sales (eliminated in consolidation)										6,803	15,537	13,868
Reconciliation of segment profit to income (loss) before income taxes
Amortization of acquired contract liabilities										34,486	34,121
Impairment of goodwill										(66,121)
Aerospace Structures [Member]
Segment Reporting Information [Line Items]
Net sales to external customers		345,158	$ 368,972	$ 422,579	$ 419,178	511,314	$ 490,337	$ 528,366	$ 532,387
Intersegment sales (eliminated in consolidation)										6,531	6,948	9,418
Reconciliation of segment profit to income (loss) before income taxes
Amortization of acquired contract liabilities										40,800	33,193
ASU 2017-07 [Member]
Reconciliation of segment profit to income (loss) before income taxes
Loss on adoption of ASU 2017-07											(87,241)
Corporate & Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales to external customers										(13,334)	(22,485)	(23,286)
Reconciliation of segment profit to income (loss) before income taxes
Depreciation and amortization										(3,374)	(3,100)	(1,852)
Total capital expenditures										1,502	784	4,179
Total assets		481,162				110,372				481,162	110,372
Operating Segments [Member] | Systems & Support [Member]
Segment Reporting Information [Line Items]
Net sales to external customers										1,350,761	1,309,474	1,253,640
Segment profit and reconciliation to consolidated income before income taxes:
Adjusted EBITDAP										205,352	202,346	235,540
Reconciliation of segment profit to income (loss) before income taxes
Depreciation and amortization										(32,376)	(35,373)	(42,730)
Total capital expenditures										17,141	15,734	8,352
Total assets		1,478,679				1,487,163				1,478,679	1,487,163
Operating Segments [Member] | Aerospace Structures [Member]
Segment Reporting Information [Line Items]
Net sales to external customers										1,549,356	2,055,456	1,945,311
Segment profit and reconciliation to consolidated income before income taxes:
Adjusted EBITDAP										100,432	13,072	(6,006)
Reconciliation of segment profit to income (loss) before income taxes
Depreciation and amortization										(102,418)	(111,431)	(113,786)
Total capital expenditures										21,191	30,581	$ 29,519
Total assets		$ 1,020,492				$ 1,257,039				$ 1,020,492	$ 1,257,039